3. Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	IFRS 16 Leases
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2019	[1]
Amendments to IFRS 9: Prepayment Features with Negative Compensation
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 9: Prepayment Features with Negative Compensation
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2019	[1]
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2019	[1]
Annual Improvements to IFRS Standards 2015‑2017 Cycle
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Annual Improvements to IFRS Standards 2015‑2017 Cycle
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2019	[1]
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 19: Plan Amendment, Curtailment or Settlement
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2019	[1]
Amendments to IAS 1 and IAS 8: Definition of Material
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 1 and IAS 8: Definition of Material
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2020	[1]
IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	IFRS 15 Revenue from Contracts with Customers
Effective date	Jan. 01, 2018	[2]
IFRS 9
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	IFRS 9 Financial Instruments (2014)
Effective date	Jan. 01, 2018	[2]
IFRS 2
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 2: Classification and Measurement of Share- based Payment Transactions
Effective date	Jan. 01, 2018	[2]
Annual Improvements to IFRS Standards 2014‑2016 Cycle (IFRS 1, IAS 28)
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Annual Improvements to IFRS Standards 2014‑2016 Cycle (IFRS 1, IAS 28)
Effective date	Jan. 01, 2018	[2]

[1]	Shall apply for periods beginning on or after the date shown in the effective date column.
[2]	Shall apply for periods beginning on or after the date shown in the effective date column.